Goldman Sachs MLP Energy Infrastructure Fund Annual Fund Operating Expenses - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs MLP Energy Infrastructure Fund	Nov. 30, 2025
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.42%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component3 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	2.17%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.06%
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.17%
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.67%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.05%